CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of comprehensive (loss) income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 2,415,098	$ 3,911,560	$ 11,911,229
Cost of revenues	(2,446,941)	(2,077,516)	(1,256,353)
Gross (loss) profit	(31,843)	1,834,044	10,654,876
Operating Expenses
General and administrative expenses	(2,811,215)	(2,856,789)	(2,103,263)
(Loss) Income from Operations	(24,067,983)	(9,423,709)	5,643,175
Interest income	16,397	(57,109)	(183,896)
(Loss) Income Before Income Taxes	(23,738,837)	(6,747,453)	7,053,329
Income tax benefit			(108,638)
Net (Loss) Income	(23,738,837)	(6,747,453)	6,944,691
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(4,885,827)	1,393,597	2,531,676
Comprehensive (Loss) Income	(28,624,664)	(5,353,856)	9,476,367
Parent Company
Operating Expenses
General and administrative expenses	(769,017)	(787,744)	(3,197)
(Loss) Income from Operations	(769,017)	(787,744)	(3,197)
Equity in (loss) gain of subsidiaries	(22,990,360)	(8,327,398)	6,947,862
Interest income	837	57	26
Changes in fair value of warrant liabilities	19,703	2,367,632
(Loss) Income Before Income Taxes	(23,738,837)	(6,747,453)	6,944,691
Net (Loss) Income	(23,738,837)	(6,747,453)	6,944,691
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(4,885,827)	1,393,597	2,531,676
Comprehensive (Loss) Income	$ (28,624,664)	$ (5,353,856)	$ 9,476,367